Loan Receivable from Third Parties (Details)				6 Months Ended
	Dec. 25, 2024	Apr. 02, 2022	Feb. 10, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Shenzhen Yifangda Technology Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate			0.00%
Contractual term			36 months
Outstanding loan balance				$ 97,720	¥ 700,000	$ 95,900	¥ 700,000
Beijing Fengqi Tianxia Network Technology Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate		12.00%
Contractual term		12 months
Outstanding loan balance				$ 75,151	538,333	73,751	538,333
Guixi Yihang Enterprise Services Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate				0.00%
Contractual term				24 months
Outstanding loan balance				$ 495,720	3,551,000	143,986	1,051,000
Dongguan Tiankuo Labor Dispatch Co., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate	0.00%
Contractual term	24 months
Loan receivable				$ 132,620	¥ 950,000	$ 130,150	¥ 950,000